As filed with the U.S. Securities and Exchange Commission on June 18, 2024

File No. 333-277633

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	1	[X]

(Check appropriate box or boxes.)

Legg Mason ETF Investment Trust

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue

New York, NY 10018

(Address of Principal Executive Office)

Registrant’s telephone number, including area code: (877) 721-1926

Name and address of agent for service: Navid J. Tofigh Legg Mason ETF Investment Trust One Franklin Parkway San Mateo, California 94403	Copy to: J. Stephen Feinour, Jr. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:

Shares of beneficial interest, with a par value of $0.00001, of ClearBridge Large Cap Growth ESG ETF

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

--- CONTENTS ---

This Registration Statement includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A – Prospectus/Information Statement

4.	Part B – Statement of Additional Information

5.	Part C – Other Information

6.	Signatures

7.	Exhibits

PART A

Part A, the definitive Prospectus/Information Statement dated April  3, 2024, has been filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended, (Accession No. 0001193125-24-089354) on April 8, 2024, and is incorporated herein by reference.

PART B

Part B, the definitive Statement of Additional Information dated April 3, 2024, has been filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended (Accession No. 0001193125-24-089354) on April 8, 2024, and is incorporated herein by reference.

Legg Mason ETF Investment Trust

PART C

Other Information

Item 15.   Indemnification.

Article IX of the Registrant’s Declaration of Trust addresses the limitation of liability and indemnification of the Registrant’s Trustees, officers and others. Section 9.2(a) of the Declaration of Trust provides that no current or former Trustee, officer, or employee of the Registrant will be subject to any personal liability whatsoever to any person, other than the Registrant or its shareholders, in connection with the affairs of the Registrant. Further, Section 9.2(b) of the Declaration of Trust provides that, subject to applicable federal law, no current or former Trustee or officer of the Registrant will be liable to the Registrant or to any shareholder for money damages except:

●	to the extent that it is proved that the person actually received an improper benefit or profit in money, property, or services, or

●

to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.

Section 9.5 of the Declaration of Trust requires that, subject to certain exceptions and limitations expressed in the Declaration of Trust, each current and former Trustee, officer, or employee of the Registrant, including persons who serve at the request of the Registrant as directors, trustees, officers, employees, agents or independent contractors of another organization in which the Registrant has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”), be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim in which he becomes involved as a party or otherwise by virtue of his being (or having served) in such position and against amounts paid or incurred by him in settlement thereof. Section 9.5 of the Declaration of Trust further provides that no indemnification shall be provided to the extent such indemnification is prohibited by applicable federal law. The Declaration of Trust also sets forth provisions outlining presumptions that may be made relating to a person’s standard of conduct and when expenses may be advanced.

In addition to the foregoing, the Registrant has entered into an Indemnification Agreement with each of its Trustees that provides for indemnification consistent with the principles described above. These Indemnification Agreements set forth certain procedural aspects with respect to indemnification, including the advancement of expenses, and presumptions relating to the determination of whether the standard of conduct required for indemnification has been met, as well as remedies for the indemnitee in the event that, among other things, determinations as to entitlement to indemnification, advancement of expenses and indemnity payments are not made in accordance with the procedures specified therein.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be provided to Trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Under the Distribution Agreement, the Registrant agrees to indemnify Franklin Distributors, LLC (“Franklin Distributors”) (formerly known as Legg Mason Investor Services, LLC), its officers, directors and employees and any person who controls Franklin Distributors within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Franklin Distributors, its officers, directors and employees or any such controlling person may incur, under the Securities Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant’s Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect Franklin Distributors or such other parties against any liability to the Registrant or its shareholders to which Franklin Distributors or such other parties would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties, or by reason of reckless disregard of their obligations and duties under the Distribution Agreement.

The Registrant’s Management Agreements and Subadvisory Agreements provide that the manager or subadvisor, as applicable, assumes no responsibility under the Agreements other than to render the services called for under the Agreements in good faith. The Management Agreements and Subadvisory Agreements further provide that the manager or the subadvisor, as applicable, shall not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for a fund, provided that nothing in the Agreements protect the manager or the subadvisor, as applicable, against any liability to the fund to which the manager or subadvisor, as applicable, would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Agreements.

Item 16.   Exhibits. Unless otherwise noted, all references are to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) (File Nos. 333-206784 and 811-23096).

(1)	Copies of the charter of the Registrant as now in effect;

(a)

Certificate of Trust of the Registrant dated June 8, 2015 is incorporated herein by reference to the Registrant’s initial registration statement on Form N-1A as filed with the Securities and Exchange Commission (the “SEC”) on September 4, 2015.

(b)

Certificate of Amendment to the Certificate of Trust of the Registrant dated February 15, 2017 is incorporated herein by reference to Post-Effective Amendment No. 12 as filed with the SEC on February 17, 2017.

(c)	Amended and Restated Declaration of Trust of the Registrant dated February 15, 2017 is incorporated herein by reference to Post- Effective Amendment No. 16 as filed with the SEC on April 12, 2017.

(d)

Amended and Restated Designation of Series dated May 10, 2022 is incorporated herein by reference to Post-Effective Amendment No. 142 as filed with the SEC on July 22, 2022 (“Post-Effective Amendment No. 142”).

(e)	Amended and Restated Designation of Series dated June 22, 2022 is incorporated herein by reference to Post-Effective Amendment No. 142.

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)

Bylaws of the Registrant dated June 8, 2015, as amended and restated as of April 7, 2020 are incorporated herein by reference to Post- Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 17, 2020 (“Post- Effective Amendment No. 119”).

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)	Plan of Reorganization of ClearBridge All Cap Growth ESG ETF into ClearBridge Large Cap Growth ESG ETF dated February 29, 2024 is filed herewith.

(5)

Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)	Agreement and Declaration of Trust

(1)	Article IV, Beneficial Interests; Shareholders

(2)	Article VIII, Distributions; Redemptions; Determination of Net Asset Value

(3)	Article X, Termination; Mergers and Sale of Assets

(b)	By-Laws

(1)	Article 5, Shareholders

(2)	Article 6, Shares and Share Certificates

(3)	Article 7, Miscellaneous

(c)	Part B: Statement of Additional Information – Item 22

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)	Management Agreement – ClearBridge All Cap Growth ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(b)	Management Agreement – ClearBridge Dividend Strategy ESG ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(c)	Management Agreement – ClearBridge Large Cap Growth ESG ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(d)	Management Agreement – Legg Mason International Low Volatility High Dividend ETF is incorporated herein by reference to Post- Effective Amendment No. 119.

(e)	Management Agreement – Legg Mason Low Volatility High Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(f)	Management Agreement – Legg Mason Small-Cap Quality Value ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(g)	Management Agreement – Western Asset Short Duration Income ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(h)	Management Agreement – Western Asset Total Return ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(i)	Subadvisory Agreement with ClearBridge Investments, LLC – ClearBridge All Cap Growth ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(j)

Subadvisory Agreement with Western Asset Management Company, LLC (“Western Asset Management Company”) – ClearBridge All Cap Growth ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(k)	Subadvisory Agreement with ClearBridge Investments, LLC – ClearBridge Dividend Strategy ESG ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(l)	Subadvisory Agreement with Western Asset Management Company – ClearBridge Dividend Strategy ESG ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(m)	Subadvisory Agreement with ClearBridge Investments, LLC – ClearBridge Large Cap Growth ESG ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(n)	Subadvisory Agreement with Western Asset Management Company – ClearBridge Large Cap Growth ESG ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(o)

Subadvisory Agreement with Franklin Advisers, Inc. – Legg Mason International Low Volatility High Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 22, 2021 (“Post- Effective Amendment No. 134”).

(p)	Subadvisory Agreement with Western Asset Management Company – Legg Mason International Low Volatility High Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(q)	Subadvisory Agreement with Franklin Advisers, Inc. – Legg Mason Low Volatility High Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 134.

(r)	Subadvisory Agreement with Western Asset Management Company – Legg Mason Low Volatility High Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(s)	Subadvisory Agreement with Royce & Associates, LP – Legg Mason Small-Cap Quality Value ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(t)	Subadvisory Agreement with Western Asset Management Company – Legg Mason Small-Cap Quality Value ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(u)	Subadvisory Agreement with Western Asset Management Company – Western Asset Short Duration Income ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(v)	Subadvisory Agreement with Western Asset Management Company Limited in London – Western Asset Short Duration Income ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(w)	Subadvisory Agreement with Western Asset Management Company Ltd in Japan – Western Asset Short Duration Income ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(x)	Subadvisory Agreement with Western Asset Management Company Pte. Ltd. in Singapore – Western Asset Short Duration Income ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(y)	Subadvisory Agreement with Western Asset Management Company – Western Asset Total Return ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(z)	Subadvisory Agreement with Western Asset Management Company Limited in London – Western Asset Total Return ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(aa)	Subadvisory Agreement with Western Asset Management Company Ltd in Japan – Western Asset Total Return ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(bb)	Subadvisory Agreement with Western Asset Management Company Pte. Ltd. in Singapore – Western Asset Total Return ETF is incorporated herein by reference to Post-Effective Amendment No. 119.

(cc)

Letter Agreement dated June 21, 2022, by and between Legg Mason Partners Fund Advisor, LLC and Western Asset Management Company, LLC on behalf of Western Asset Short Duration Income ETF and Western Asset Total Return ETF is incorporated herein by reference to Post-Effective Amendment No. 142.

(dd)

Letter Agreement dated June 21, 2022, by and between Legg Mason Partners Fund Advisor, LLC and Franklin Advisers, Inc. on behalf of Legg Mason International Low Volatility High Dividend ETF and Legg Mason Low Volatility High Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 142.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)

Distribution Agreement between the Registrant and Franklin Distributors, LLC (“Franklin Distributors”) (formerly known as Legg Mason Investor Services, LLC) is incorporated herein by reference to Post-Effective Amendment No. 119.

(b)	Form of Authorized Participant Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2 as filed with the SEC on December 3, 2015 (“Pre-Effective Amendment No. 2”).

(c)

Schedule A, amended and restated as of November 16, 2018, to the Distribution Agreement is incorporated herein by reference to Post- Effective Amendment No. 70 as filed with the SEC on January 14, 2019.

(8)	Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)

Custodian Services Agreement with The Bank of New York Mellon, dated January 1, 2018, is incorporated herein by reference to Post- Effective Amendment No. 42 as filed with the SEC on February 22, 2018 (“Post-Effective Amendment No. 42”).

(b)

Form of Amendment No. 1 to the Custodian Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 73 as filed with the SEC on January 28, 2019 (“Post-Effective Amendment No. 73”).

(10)

Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)	Shareholder Services and Distribution Plan pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 119.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)

Opinion and Consent of Baker, Donelson, Bearman, Caldwell & Berkowitz, PC dated March 4, 2024 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-277633) as filed with the SEC on March 4, 2024 (Accession No. 0001193125-24-057876).

(12)

An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)

Opinion of Stradley Ronon Stevens  & Young, LLP supporting the tax matters and consequences to shareholders, discussed in the Prospectus/Information Statement with respect to the reorganization of ClearBridge All Cap Growth ESG ETF with and into ClearBridge Large Cap Growth ESG ETF, is filed herewith.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)	Form of Initial Capital Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2.

(b)	Fund Accounting Services Agreement with The Bank of New York Mellon, dated January 1, 2018, is incorporated herein by reference to Post-Effective Amendment No. 42.

(c)	Form of Amendment No. 1 to the Fund Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 73.

(d)

Form of Transfer Agency and Service Agreement with The Bank of New York Mellon, dated January 1, 2018, is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on March 22, 2018.

(e)	Form of Amendment No. 1 to the Transfer Agency and Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 73.

(f)	Form of Intellectual Property License Agreement between the Registrant and QS is incorporated herein by reference to Pre-Effective Amendment No. 2.

(g)

Exhibit A, amended and restated as of April 28, 2016, to the Intellectual Property License Agreement between the Registrant and QS is incorporated herein by reference to Post-Effective Amendment No. 2 as filed with the SEC on May 2, 2016.

(h)

Form of Intellectual Property License Agreement between the Registrant and RARE is incorporated herein by reference to Post-Effective Amendment No. 9 as filed with the SEC on December 19, 2016 (“Post-Effective Amendment No. 9”).

(i)

Form of Intellectual Property License Agreement between the Registrant and Royce is incorporated herein by reference to Post-Effective Amendment No. 24 as filed with the SEC on June 30, 2017 (“Post-Effective Amendment No. 24”).

(j)	Fund expense cap arrangements resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 124 as filed with the SEC on February 22, 2021.

(k)	Form of Rule 12d1-4 Fund of Funds Investment Agreement is incorporated herein by reference to Post-Effective Amendment No. 139 as filed with the SEC on March 25, 2022.

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)

Consent of Independent Registered Public Accounting Firm re: ClearBridge Large Cap Growth ESG ETF and ClearBridge All Cap Growth ESG ETF is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File

No. 333-277633) as filed with the SEC on March 4, 2024 (Accession No. 0001193125-24-057876).

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)

Power of Attorney dated February 27, 2024 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-277633) as filed with the SEC on March 4, 2024 (Accession No. 0001193125-24-057876).

(17)	Any additional exhibits which the Registrant may wish to file.

(a)

Code of Ethics of the Independent Trustees of the Registrant is incorporated herein by reference to Pre-Effective Amendment No. 2. All Access Persons of each fund are subject to a code of ethics meeting the requirements of Rule 17j-1 under the 1940 Act. All Access Persons of the funds other than the Independent Trustees of the Registrant are subject to the provisions of other codes of ethics that have been adopted by ClearBridge Investments, LLC, ClearBridge RARE Infrastructure (North America) Pty. Limited, Legg Mason & Co., LLC, QS Investors, LLC, Royce & Associates, LP, Western Asset Management Company LLC, Western Asset Management Company Limited in London, Western Asset Management Company Ltd. in Japan, and Western Asset Management Company Pte. Ltd. in Singapore (see exhibits (p)(2) through (p)(9)) and approved by the Board of Trustees of the Registrant in accordance with the requirements of Rule 17j-1 under the 1940 Act.

(b)	Franklin Templeton Personal Investments and Insider Trading Policy (adopted by LMPFA) is incorporated herein by reference to Post- Effective Amendment No. 134.

(c)

Code of Ethics of QS is incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 23, 2021 (“Post- Effective Amendment No. 128”).

(d)	Code of Ethics of RARE is incorporated herein by reference to Post-Effective Amendment No. 128.

(e)	Code of Ethics of ClearBridge is incorporated herein by reference to Post-Effective Amendment No. 128.

(f)	Code of Ethics of Royce is incorporated herein by reference to Post-Effective Amendment No. 128.

(g)	Code of Ethics of Western Asset, Western Asset London and Western Asset Singapore is incorporated herein by reference to Post-Effective Amendment No. 137 as filed with the SEC on February 22, 2022.

(h)

Code of Ethics of Western Asset Japan is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 30, 2018.

(i)	Franklin Distributors, LLC’s Broker-Dealer Trading Policy is incorporated herein by reference to Post-Effective Amendment No. 134.

Item 17.   Undertakings.

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of the registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut, on this 18th day of June, 2024.

LEGG MASON ETF INVESTMENT TRUST
(Registrant)

By:	/s/ HARRIS GOLDBLAT
Harris Goldblat
Vice President and Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

PATRICK O’CONNOR*	President, Chief Executive Officer – Investment Management
Patrick O’Connor	Dated: June 18, 2024

CHRISTOPHER KINGS*	Chief Executive Officer – Finance and Administration
Christopher Kings	Dated: June 18, 2024

VIVEK PAI*	Chief Financial Officer, Chief Accounting Officer and Treasurer
Vivek Pai	Dated: June 18, 2024

ROHIT BHAGAT*	Trustee
Rohit Bhagat	Dated: June 18, 2024

JENNIFER M. JOHNSON*	Trustee
Jennifer M. Johnson	Dated: June 18, 2024

ANANTHA K. PRADEEP*	Trustee
Anantha K. Pradeep	Dated: June 18, 2024

DEBORAH D. MCWHINNEY*	Trustee
Deborah D. McWhinney	Dated: June 18, 2024

*By:	/s/ HARRIS GOLDBLAT
Harris Goldblat, Attorney-in-Fact
(Pursuant to Power of Attorney dated February 27, 2024, filed with the Registrant’s Registration Statement on Form N-14 on March 4, 2024)

LEGG MASON ETF INVESTMENT TRUST

N-14 REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION
EX-99.(4)(a)	Plan of Reorganization of ClearBridge All Cap Growth ESG ETF into ClearBridge Large Cap Growth ESG ETF dated February 29, 2024
EX-99.(12)(a)	Opinion of Stradley Ronon Stevens & Young, LLP supporting the tax matters and consequences to shareholders